Financial Instruments - Schedule of Analysis of Foreign Currency Risk From Monetary Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Net financial assets	$ 8,739	$ 9,364
Net financial liabilities	(3,687)	(3,366)
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Net financial assets	4,194	3,717
Net financial liabilities	(2,407)	(2,086)
Total	1,787	1,631
Foreign Currency Risk | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Net financial assets	2,528	2,404
Net financial liabilities	(1,478)	(1,214)
Total	1,050	1,190
Foreign Currency Risk | Euro
Disclosure Of Financial Instruments [Line Items]
Net financial assets	908	657
Net financial liabilities	(454)	(417)
Total	454	240
Foreign Currency Risk | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Net financial assets	221	199
Net financial liabilities	(90)	(88)
Total	131	111
Foreign Currency Risk | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Net financial assets	220	178
Net financial liabilities	(116)	(129)
Total	104	49
Foreign Currency Risk | Other Currencies
Disclosure Of Financial Instruments [Line Items]
Net financial assets	317	279
Net financial liabilities	(269)	(238)
Total	$ 48	$ 41